Share-based Payments Arrangement - CHIEF Share-based Compensation Plan (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2018 TWD ($)	Aug. 31, 2018 TWD ($)	Jul. 31, 2018 TWD ($)	Jun. 30, 2018 TWD ($)	May 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Jul. 31, 2016 TWD ($)	Jun. 30, 2016 TWD ($)
Grant Date 2015.10.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2015.11.17
Grant Date	2015.10.22
Stock Options Units	2,000
Exercise Price	$ 34.40					$ 34.40	$ 34.40	$ 43.00
Original price	$ 43.00
Grant Date 2017.12.19 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2017.12.18
Grant Date	2017.12.19
Stock Options Units	950
Exercise Price	$ 140.60	$ 140.60	$ 144.10	$ 144.10	$ 147.00	$ 147.00
Original price	$ 147.00
Granted Date 2018.10.31 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant Date	2018.10.31
Stock Options Units	50
Exercise Price	$ 147.00